Related Party Transactions - Additional Information (Details) - USD ($)															1 Months Ended													3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended			13 Months Ended
	Oct. 27, 2022	Feb. 22, 2021	Feb. 12, 2021	Jan. 12, 2021	Nov. 02, 2020	Jun. 15, 2020	Jun. 09, 2020	Mar. 20, 2020	Feb. 18, 2020	Dec. 31, 2019	Nov. 28, 2019	Oct. 21, 2019	Aug. 28, 2019	May 17, 2019	Nov. 30, 2024	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	May 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017	Apr. 30, 2024
Related Party Transaction [Line Items]
Proceeds from long-term lines of credit																			$ 400,000			$ 800,000				$ 500,000	$ 500,000				$ 500,000
Warrants issued																																	0	0
Convertable amount																																$ 1,949,000	$ 4,521,000	$ 4,521,000	$ 0
Repayment of senior secured notes to related party																		$ 200,000
Proceeds from issuance of related party loans																																650,000	465,000	465,000	425,000
Royalty Expense																												$ 5,000.000				20,000.00				$ 1,000,000
Sale of stock, number of shares issued in transaction															224,480	224,480
Senior Secured Notes
Related Party Transaction [Line Items]
Repayment of senior secured notes to related party																								$ 500,000		$ 2,000,000
Series A Preferred Shares
Related Party Transaction [Line Items]
Convertable amount																														$ 200,000
Promissory Notes
Related Party Transaction [Line Items]
Debt instrument, face amount																																		0	80,000.00
Gain (loss) on extinguishment of debt																																322,000
Principal Stockholder Promissory Notes
Related Party Transaction [Line Items]
Proceeds from long-term lines of credit			$ 600,000					$ 300,000			$ 300,000		$ 1,000,000	$ 2,000,000
Interest rate			5.00%					5.00%			5.00%		5.00%	2.50%
Maturity Date			Jun. 12, 2022					Mar. 20, 2022			Aug. 28, 2021		Aug. 28, 2021	May 17, 2021
Fee Percentage			5.00%					5.00%			5.00%		5.00%	5.00%
Additional Percentage			10.00%					10.00%			10.00%		10.00%	7.50%
Loan Payable																												5,100,000				5,100,000		5,100,000
Accrued interest and default interest																												1,700,000				1,700,000		1,400,000
Interest expense including default interest																												100,000	$ 100,000			300,000	$ 300,000	30,000.00	800,000
Principal Stockholder Promissory Notes | Mature At May Seventeen, Two Thousand Twenty One
Related Party Transaction [Line Items]
Debt instrument, face amount																												2,700,000				2,700,000		2,700,000	2,700,000
Principal Stockholder Promissory Notes | Mature At August Twenty Eight Two Thousand Twenty One
Related Party Transaction [Line Items]
Debt instrument, face amount																												1,500,000				1,500,000		1,400,000	1,400,000
Principal Stockholder Promissory Notes | Mature At November Twenty Eight Two Thousand Nineteen
Related Party Transaction [Line Items]
Debt instrument, face amount																												300,000				300,000		400,000	400,000
Principal Stockholder Promissory Notes | Mature At March Twenty Two Thousand Twenty Two
Related Party Transaction [Line Items]
Debt instrument, face amount																												200,000				200,000		200,000	300,000
Principal Stockholder Promissory Notes | Mature At June Twelve Two Thousand Twenty Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																												400,000				400,000		400,000	700,000
Other Related Party Promissory Notes
Related Party Transaction [Line Items]
Debt instrument, face amount																												200				200
Gain (loss) on extinguishment of debt		$ (20,000.00)		$ (100,000)
Proceeds from long-term lines of credit	$ 400,000	$ 40,000		$ 300,000	$ 50,000		$ 75,000		$ 100,000	$ 200,000		$ 200,000
Interest rate	12.00%	12.00%		12.00%	5.00%	7.50%	5.00%		12.00%	12.00%		12.00%
Maturity Date	Jan. 27, 2023	Jun. 22, 2022		Jun. 12, 2022	Jun. 02, 2022	Jun. 15, 2021	Jun. 09, 2022		Feb. 18, 2021	Sep. 30, 2021		Oct. 21, 2021
Proceeds from issuance of related party loans																	$ 200,000								$ 300,000												$ 300,000
Payment made to related party										$ 200,000														$ 300,000
Fee Percentage	5.00%	5.00%		5.00%						5.00%
Additional Percentage	17.00%	17.00%		17.00%	10.00%	12.50%	10.00%		17.00%	17.00%		17.00%
Loan Payable																												200				200		700,000,000
Accrued interest and default interest																																		400,000
Interest expense including default interest																																		40,000.00
Other Related Party Promissory Notes | Noninterest bearing note
Related Party Transaction [Line Items]
Proceeds from issuance of related party loans																							$ 200,000
Payment made to related party																							$ 200,000
Other Related Party Promissory Notes | Mature At September Thirty Two Thousand Twenty One
Related Party Transaction [Line Items]
Debt instrument, face amount																												0				0		50,000.00	100,000
Other Related Party Promissory Notes | Mature At October Twenty One Two Thousand Twenty One
Related Party Transaction [Line Items]
Debt instrument, face amount																																		0	200,000
Other Related Party Promissory Notes | Mature At February Eighteen Two Thousand Twenty One
Related Party Transaction [Line Items]
Debt instrument, face amount																																		200,000	200,000
Other Related Party Promissory Notes | Mature At June Nine Two Thousand Twenty Two
Related Party Transaction [Line Items]
Debt instrument, face amount																																		0	10,000.00
Other Related Party Promissory Notes | Mature At June Fifteen Two Thousand Twenty One
Related Party Transaction [Line Items]
Debt instrument, face amount																																		0	10,000.00
Other Related Party Promissory Notes | Mature At June Two Two Thousand Twenty Two
Related Party Transaction [Line Items]
Debt instrument, face amount																																		0	10,000.00
Other Related Party Promissory Notes | Mature At June Twenty Two Two Thousand Twenty Two
Related Party Transaction [Line Items]
Debt instrument, face amount																				$ 20,000.00								0				0		60,000.00	50,000.00
Issuance of common stock upon conversion, shares																				34,246
Preferred stock at a conversion price																					$ 1.82
Other Related Party Promissory Notes | Mature At January Twenty Seven Two Thousand Twenty Three
Related Party Transaction [Line Items]
Debt instrument, face amount																												0				0		10,000.00	90,000.00
Other Related Party Promissory Notes | Mature At June Twelve Two Thousand Twenty Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																				$ 100,000								0				0		400,000	400,000
Issuance of common stock upon conversion, shares																				242,602
Preferred stock at a conversion price																					$ 1.82
Other Related Party Transactions
Related Party Transaction [Line Items]
Debt instrument, face amount																												$ 200,000				200,000
Fee Percentage	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%		5.00%
Contingent Royalty Obligation																																200,000		200,000
Other Related Party Transactions | Maximum [Member]
Related Party Transaction [Line Items]
Royalty Expense																																1,000,000		1,000,000
Other Related Party Transactions | Minimum [Member]
Related Party Transaction [Line Items]
Guaranteed Royalty payment																																$ 200		$ 200,000
Other Related Party Transactions | Royalty Arrangement, One Percentage of Cumulative Net Sales above 5 Million
Related Party Transaction [Line Items]
Royalty Payment Percentage																												1.00%				1.00%		1.00%
Licensing and royalty income																																$ 5,000,000		$ 5,000,000
Other Related Party Transactions | Royalty Arrangement, three Percentage of Cumulative Net Sales up to 5 Million [Member]
Related Party Transaction [Line Items]
Royalty Payment Percentage																												3.00%				3.00%		3.00%
Licensing and royalty income																																$ 5,000,000		$ 5,000,000
Other Related Party Transactions | Fuseproject
Related Party Transaction [Line Items]
Due to Related Parties																																		10,000.00	200,000
Other Related Party Transactions | Apeiron Advisory Ltd
Related Party Transaction [Line Items]
Due to Related Parties																																		$ 0	$ 900,000
Other Related Party Transactions | Noninterest bearing note
Related Party Transaction [Line Items]
Proceeds from issuance of related party loans																	$ 200,000
Note [Member] | Other Related Party Promissory Notes | Mature At June Twenty Two Two Thousand Twenty Two
Related Party Transaction [Line Items]
Debt instrument, face amount																				$ 40,000.00
Note [Member] | Other Related Party Promissory Notes | Mature At June Twelve Two Thousand Twenty Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																				$ 300,000